Eaton Vance Floating-Rate Fund

EATON VANCE FLOATING-RATE FUND

Supplement to Prospectus dated March 1, 2017

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees(2)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.12%
Total Annual Fund Operating Expenses	1.06%	1.06%	1.81%	1.81%	0.81%	0.76%
Expense Reimbursement(3)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Net Annual Fund Operating Expenses	1.04%	1.04%	1.79%	1.79%	0.79%	0.74%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2017, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2016.
(3)	The investment adviser has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers Class shares and Class A shares, 1.79% for Class B shares and Class C shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense reimbursement will continue through February 28, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$106	$335	$583	$1,292	$106	$335	$583	$1,292
Class A shares	$329	$553	$795	$1,488	$329	$553	$795	$1,488
Class B shares	$682	$968	$1,178	$1,928	$182	$568	$978	$1,928
Class C shares	$282	$568	$978	$2,125	$182	$568	$978	$2,125
Class I shares	$81	$257	$448	$1,000	$81	$257	$448	$1,000
Class R6 shares	$76	$241	$420	$940	$76	$241	$420	$940

June 1, 2017	26128 6.1.17

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Floating-Rate Fund	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Floating-Rate Fund		Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none
Other Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.12%
Total Annual Fund Operating Expenses		1.06%	1.06%	1.81%	1.81%	0.81%	0.76%
Expense Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Annual Fund Operating Expenses		1.04%	1.04%	1.79%	1.79%	0.79%	0.74%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2017, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2016.
[2]	The investment adviser has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers Class shares and Class A shares, 1.79% for Class B shares and Class C shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense reimbursement will continue through February 28, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Floating-Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	106	335	583	1,292
Class A	329	553	795	1,488
Class B	682	968	1,178	1,928
Class C	282	568	978	2,125
Class I	81	257	448	1,000
Class R6	76	241	420	940

Expense Example, No Redemption - Eaton Vance Floating-Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	106	335	583	1,292
Class A	329	553	795	1,488
Class B	182	568	978	1,928
Class C	182	568	978	2,125
Class I	81	257	448	1,000
Class R6	76	241	420	940

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the "Portfolio"), the Fund's master Portfolio.